Structured entities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of information about consolidated structured entities [abstract]
Summary of interests in unconsolidated structured entities
The nature and extent of the Group’s interests in structured entities is summarised below:

Summary of interests in unconsolidated structured entities
	Secured financing	Short-term traded interests	Traded derivatives	Other interests	Total
	£m	£m	£m	£m	£m
As at 31 December 2021
Assets
Trading portfolio assets	—	7,170	—	—	7,170
Financial assets at fair value through the income statement	61,816	—	—	3,490	65,306
Derivative financial instruments	—	—	5,160	—	5,160
Financial assets at fair value through other comprehensive income	—	—	—	91	91
Loans and advances at amortised cost	—	—	—	28,227	28,227
Reverse repurchase agreements and other similar secured lending	104	—	—	—	104
Other assets	—	—	—	17	17
Total assets	61,920	7,170	5,160	31,825	106,075
Liabilities
Derivative financial instruments	—	—	9,543	—	9,543

As at 31 December 2020
Assets
Trading portfolio assets	—	11,361	—	—	11,361
Financial assets at fair value through the income statement	56,265	—	—	2,864	59,129
Derivative financial instruments	—	—	2,968	—	2,968
Financial assets at fair value through other comprehensive income	—	—	—	153	153
Loans and advances at amortised cost	—	—	—	20,946	20,946
Reverse repurchase agreements and other similar secured lending	10	—	—	—	10
Other assets	—	—	—	16	16
Total assets	56,275	11,361	2,968	23,979	94,583
Liabilities
Derivative financial instruments	—	—	7,075	—	7,075

Nature of interest
	Multi-seller conduit programme	Lending	Other	Total	Of which: Barclays owned, not consolidated entities[a]
	£m	£m	£m	£m	£m
As at 31 December 2021
Financial assets at fair value through the income statement	—	70	3,420	3,490	3,335
Financial assets at fair value through other comprehensive income	—	53	38	91	—
Loans and advances at amortised cost	5,184	14,538	8,505	28,227	—
Other assets	8	4	5	17	—
Total on-balance sheet exposures	5,192	14,665	11,968	31,825	3,335
Total off-balance sheet notional amounts	11,015	9,426	—	20,441	—
Maximum exposure to loss	16,207	24,091	11,968	52,266	3,335
Total assets of the entity	65,441	166,238	52,873	284,552	11,513

As at 31 December 2020
Financial assets at fair value through the income statement	—	98	2,766	2,864	2,698
Financial assets at fair value through other comprehensive income	—	106	47	153	—
Loans and advances at amortised cost	5,146	12,721	3,079	20,946	—
Other assets	8	3	5	16	—
Total on-balance sheet exposures	5,154	12,928	5,897	23,979	2,698
Total off-balance sheet notional amounts	11,750	7,555	—	19,305	—
Maximum exposure to loss	16,904	20,483	5,897	43,284	2,698
Total assets of the entity	87,004	159,804	44,362	291,170	11,008
Note
a    Comprises of Barclays owned, not consolidated structured entities per IFRS 10 Consolidated Financial Statements, and Barclays sponsored entities, Refer to Note 34 Principal subsidiaries for more details on consolidation.